Exhibit 99.1

World Omni Auto Receivables Trust 2017-A

Monthly Servicer Certificate

October 31, 2019

Dates Covered
Collections Period	10/01/19 - 10/31/19
Interest Accrual Period	10/15/19 - 11/14/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/19	399,412,080.82	27,745
Yield Supplement Overcollateralization Amount 09/30/19	16,512,929.85	0
Receivables Balance 09/30/19	415,925,010.67	27,745
Principal Payments	19,287,017.33	611
Defaulted Receivables	1,240,237.88	83
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/19	15,336,685.63	0
Pool Balance at 10/31/19	380,061,069.83	27,051

Pool Statistics	$ Amount	# of Accounts
Pool Factor	28.83%
Prepayment ABS Speed	1.32%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	9,835,566.08	575
Past Due 61-90 days	3,071,454.09	173
Past Due 91-120 days	660,229.87	41
Past Due 121+ days	0.00	0
Total	13,567,250.04	789

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.43%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.94%
Delinquency Trigger Occurred	NO

Recoveries	496,250.74
Aggregate Net Losses/(Gains) - October 2019	743,987.14
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	2.15%
Prior Net Losses Ratio	1.02%
Second Prior Net Losses Ratio	1.01%
Third Prior Net Losses Ratio	1.24%
Four Month Average	1.36%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.00%

Overcollateralization Target Amount	17,102,748.14
Actual Overcollateralization	17,102,748.14
Weighted Average APR	3.91%
Weighted Average APR, Yield Adjusted	6.59%
Weighted Average Remaining Term	37.57

Flow of Funds	$ Amount

Collections	21,108,940.35
Investment Earnings on Cash Accounts	5,060.48
Servicing Fee	(346,604.18)
Transfer to Collection Account	0.00
Available Funds	20,767,396.65

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	582,148.23
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	1,377,467.35
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	17,102,748.14
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	1,636,211.26

Total Distributions of Available Funds	20,767,396.65

Servicing Fee	346,604.18
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 10/15/19	381,438,537.18
Principal Paid	18,480,215.49
Note Balance @ 11/15/19	362,958,321.69

Class A-1
Note Balance @ 10/15/19	0.00
Principal Paid	0.00
Note Balance @ 11/15/19	0.00
Note Factor @ 11/15/19	0.0000000%

Class A-2a
Note Balance @ 10/15/19	0.00
Principal Paid	0.00
Note Balance @ 11/15/19	0.00
Note Factor @ 11/15/19	0.0000000%

Class A-2b
Note Balance @ 10/15/19	0.00
Principal Paid	0.00
Note Balance @ 11/15/19	0.00
Note Factor @ 11/15/19	0.0000000%

Class A-3
Note Balance @ 10/15/19	251,988,537.18
Principal Paid	18,480,215.49
Note Balance @ 11/15/19	233,508,321.69
Note Factor @ 11/15/19	54.8141600%

Class A-4
Note Balance @ 10/15/19	94,750,000.00
Principal Paid	0.00
Note Balance @ 11/15/19	94,750,000.00
Note Factor @ 11/15/19	100.0000000%

Class B
Note Balance @ 10/15/19	34,700,000.00
Principal Paid	0.00
Note Balance @ 11/15/19	34,700,000.00
Note Factor @ 11/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	650,969.90
Total Principal Paid	18,480,215.49
Total Paid	19,131,185.39

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.91350%
Coupon	2.05350%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.93000%
Interest Paid	405,281.56
Principal Paid	18,480,215.49
Total Paid to A-3 Holders	18,885,497.05

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5181025
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.7082777
Total Distribution Amount	15.2263802

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.9513652
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	43.3807875
Total A-3 Distribution Amount	44.3321527

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	74.54
Noteholders' Principal Distributable Amount	925.46

Account Balances	$ Amount

Reserve Account
Balance as of 10/15/19	3,213,436.41
Investment Earnings	5,057.05
Investment Earnings Paid	(5,057.05)
Deposit/(Withdrawal)	-
Balance as of 11/15/19	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41